Pension and Other Postretirement Benefit Plans 4 (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Jun. 07, 2013
Pension Plan, Defined Benefit [Member]
Amounts recognized in accumulated other comprehensive loss, before tax:
Net actuarial (gain)/loss	$ (99,537)	$ 1,349,614	$ 1,174,199	$ 1,259,795
Prior service cost/(credit)	0	27,410	30,051	27,165
Net amount recognized	(99,537)	1,377,024	1,204,250	1,286,960
Amounts in accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost/(credit) in the following fiscal year:
Net actuarial (gain)/loss	(62)	95,772	77,238
Prior service cost/(credit)	0	2,253	2,569
Net amount recognized	(62)	98,025	79,807
Other Postretirement Benefit Plans, Defined Benefit [Member]
Amounts recognized in accumulated other comprehensive loss, before tax:
Net actuarial (gain)/loss	(19,570)	35,349	28,000	29,089
Prior service cost/(credit)	(20,603)	(7,296)	(13,474)	(6,619)
Net amount recognized	(40,173)	28,053	14,526	22,470
Amounts in accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost/(credit) in the following fiscal year:
Net actuarial (gain)/loss	0	2,030	1,803
Prior service cost/(credit)	(6,306)	(6,180)	(6,174)
Net amount recognized	(6,306)	(4,150)	(4,371)
Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Restructuring and Related Cost, Incurred Cost	410,400
Successor [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Restructuring and Related Cost, Incurred Cost	$ 56,584